Investment in Affiliates, at Equity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 1,381		$ 1,395
Total Equity in Net Income of Unconsolidated Affiliates	152	[1]	149	[1]	78	[1]
Investment in affiliate - Fuji Xerox	1,317
Equity Method Investment, Ownership Percentage	25.00%
Implied Investment in Affiliates - Fuji Xerox	1,430
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	1,317		1,334
Total Equity in Net Income of Unconsolidated Affiliates	139		137		63
Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	64		61
Total Equity in Net Income of Unconsolidated Affiliates	$ 13		$ 12		$ 15

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.